Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000097931 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000097931 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000097931 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000097931 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097931 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097931 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097931 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097931 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097931 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097931 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097931 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	95.70%
C000097931 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	4.30%
C000097931 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097931 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097931 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000097930 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000097930 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000097930 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000097930 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097930 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097930 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097930 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097930 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097930 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097930 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097930 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	95.70%
C000097930 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	4.30%
C000097930 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097930 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097930 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000158839 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000158839 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000158839 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000158839 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158839 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158839 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158839 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158839 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158839 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158839 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158839 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	95.70%
C000158839 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	4.30%
C000158839 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158839 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158839 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000211504 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000211504 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000211504 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000211504 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211504 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211504 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211504 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211504 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211504 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211504 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211504 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	95.70%
C000211504 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	4.30%
C000211504 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211504 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211504 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000097924 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097924 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097924 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097924 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097924 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097924 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097924 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097924 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097924 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097924 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097924 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	95.90%
C000097924 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	4.10%
C000097924 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097924 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097924 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000097924 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000097925 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097925 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097925 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097925 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097925 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097925 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097925 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097925 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097925 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097925 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097925 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	95.90%
C000097925 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	4.10%
C000097925 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097925 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097925 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000097925 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000211501 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211501 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211501 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211501 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211501 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211501 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000211501 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211501 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000211501 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211501 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211501 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	95.90%
C000211501 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	4.10%
C000211501 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211501 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211501 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000211501 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000158836 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158836 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158836 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158836 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158836 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158836 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000158836 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158836 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158836 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158836 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158836 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	95.90%
C000158836 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	4.10%
C000158836 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158836 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000158836 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000097922 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097922 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097922 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097922 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097922 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000097922 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000097922 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097922 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097922 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097922 | 46641Q837 | JP Morgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097922 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	98.00%
C000097922 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.00%
C000097922 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097922 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000097922 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000097923 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097923 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097923 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097923 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097923 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000097923 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000097923 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097923 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097923 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097923 | 46641Q837 | JP Morgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097923 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	98.00%
C000097923 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.00%
C000097923 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097923 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000097923 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000211500 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000211500 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211500 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211500 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211500 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000211500 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000211500 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211500 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211500 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211500 | 46641Q837 | JP Morgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211500 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	98.00%
C000211500 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.00%
C000211500 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211500 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000211500 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000158835 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158835 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158835 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158835 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158835 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000158835 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000158835 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158835 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158835 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158835 | 46641Q837 | JP Morgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158835 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	98.00%
C000158835 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158835 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158835 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000158835 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000097929 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000097929 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000097929 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000097929 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097929 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097929 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097929 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097929 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097929 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097929 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097929 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	97.20%
C000097929 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.80%
C000097929 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097929 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097929 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000097929 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000097928 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000097928 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000097928 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000097928 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097928 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097928 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097928 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097928 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097928 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097928 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097928 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	97.20%
C000097928 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.80%
C000097928 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097928 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097928 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000097928 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000211503 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000211503 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000211503 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211503 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211503 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211503 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211503 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211503 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211503 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211503 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211503 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	97.20%
C000211503 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.80%
C000211503 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000211503 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211503 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000211503 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000158838 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000158838 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000158838 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158838 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158838 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158838 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158838 | 78464A409 | State Street SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158838 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158838 | 78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158838 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158838 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	97.20%
C000158838 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.80%
C000158838 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158838 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158838 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000158838 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000097926 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000097926 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000097926 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097926 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097926 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097926 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097926 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097926 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097926 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097926 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097926 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	92.30%
C000097926 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	7.70%
C000097926 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097926 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097926 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000097926 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000097927 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000097927 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000097927 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097927 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097927 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097927 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097927 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097927 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097927 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097927 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097927 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	92.30%
C000097927 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	7.70%
C000097927 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097927 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097927 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000097927 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000211502 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000211502 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000211502 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211502 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211502 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211502 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211502 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211502 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211502 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211502 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211502 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	92.30%
C000211502 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	7.70%
C000211502 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211502 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211502 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000211502 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000158837 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158837 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000158837 | 78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158837 | 78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158837 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158837 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158837 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158837 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158837 | 78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158837 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158837 | Equities46434V290
Holdings [Line Items]
Percent of Total Investments	92.30%
C000158837 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	7.70%
C000158837 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158837 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158837 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000158837 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.80%